Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Analysis of income and expense [abstract]
Research and development expenses, net	$ 1,172		$ 933
Selling and marketing expenses	228		378
General and administrative expenses	13,350		1,200
Listing expenses	16,802
Operating loss	31,552		2,511
Finance income	1,143		105
Finance expenses	2,496		36
Share of net loss of associated companies	104
Loss before income tax	33,009		2,442
Income tax
Loss after income tax for the period attributable to shareholders	33,009		2,442
Items that will be reclassified to profit or loss:
Foreign currency translation	(165)		(639)
Other comprehensive loss, net of tax	(165)		(639)
Total comprehensive loss	$ 33,174		$ 3,081
Loss per share attributable to shareholders
Basic loss per share attributable to shareholders	$ (39.46)	[1]	$ (3.36)	[2],[3]
Diluted loss per share attributable to shareholders	$ (39.46)	[1]	$ (3.36)	[3]

[1]	After giving effect to the reverse stock split (see also Note 9.1)
[2]	Restated as a result of the SPAC transaction
[3]	Restated as a result of the SPAC transaction and after giving effect to the reverse stock split (see also Note 1 and 9.1)